GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

For the years ended December 31	2017	2016
Corporate administration[1]	$227	$201
Operating segment administration	21	55
Total[2]	$248	$256

[1]	Includes $3 million (2016: $9 million) related to one-time severance payments.

[2]	Includes employee costs of $98 million (2016: $153 million).